UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  09-30-2007


Check here if Amendment [x]; Amendment Number:  2
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               12-10-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: 178753000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101     2518    26905 SH       Sole                    24505              2400
99 Cents Only Stores           COM              65440K106      906    88230 SH       Sole                    82595              5635
AC Moore Arts & Crafts         COM              00086t103      679    43065 SH       Sole                    40060              3005
AFLAC Inc.                     COM              001055102     5432    95240 SH       Sole                    87840              7400
Abbott Labs                    COM              002824100      338     6300 SH       Sole                     6300
American International Group I COM              026874107     4561    67417 SH       Sole                    62426              4991
BP Amoco PLC ADR               COM              055622104      255     3680 SH       Sole                     3680
Bank of America Corp.          COM              060505104      201     4000 SH       Sole                     4000
Chevron Texaco Corp.           COM              166764100     5362    57302 SH       Sole                    52457              4845
Citigroup                      COM              172967101     3908    83726 SH       Sole                    77456              6270
Coca Cola                      COM              191216100      282     4905 SH       Sole                     4905
Colgate-Palmolive Co.          COM              194162103      402     5631 SH       Sole                     4591              1040
Comcast Corp New Class A share COM              20030n101     3708   153335 SH       Sole                   141473             11862
ConocoPhillips                 COM              20825C104     5350    60955 SH       Sole                    55505              5450
Costco Whsl Group              COM              22160K105     1205    19636 SH       Sole                    17105              2531
Cubic Corporation              COM              229669106      673    15965 SH       Sole                    14875              1090
DJ U.S. Healthcare Providers I COM              464288828      955    16185 SH       Sole                    14655              1530
DJ US Aerospace & Defense Inde COM              464288760     1382    19845 SH       Sole                    18220              1625
DJ US Consumer Non-Cyclical -  COM              464287812      203     3180 SH       Sole                     3070               110
DJ US Energy - iShares Trust   COM              464287796      246     1885 SH       Sole                     1855                30
DJ US Healthcare - iShares Tru COM              464287762      323     4560 SH       Sole                     4390               170
DJ US Technology - iShares Tru COM              464287721      299     4760 SH       Sole                     4580               180
Dynamic Healthcare - Powershar COM              73935X351     3745   127495 SH       Sole                   120785              6710
Ebay Inc                       COM              278642103     1851    47448 SH       Sole                    44653              2795
Exxon Mobil                    COM              30231G102     1050    11343 SH       Sole                    11343
General Electric               COM              369604103      560    13525 SH       Sole                    12025              1500
GlaxoSmithKline plc            COM              37733W105      254     4780 SH       Sole                     4780
Gold Trust - SPDR              COM              78463v107      816    11105 SH       Sole                    11105
Google Inc.                    COM              38259p508     3348     5902 SH       Sole                     5612               290
Industrial Select Sector - SPD COM              81369Y704      818    19905 SH       Sole                    19905
Johnson & Johnson              COM              478160104     4281    65162 SH       Sole                    61277              3885
L-3 Communications             COM              502424104     1983    19410 SH       Sole                    18005              1405
Lowe's Companies Inc.          COM              548661107     2526    90137 SH       Sole                    83212              6925
MSCI Brazil Free Index Fund -  COM              464286400      235     3200 SH       Sole                     3200
MSCI Emerging Markets Index Fu COM              464287234     3052    20420 SH       Sole                    18890              1530
MSCI European Monetary Union I COM              464286608     8692    71894 SH       Sole                    66884              5010
MSCI Japan Index - iShares     COM              464286848      782    54542 SH       Sole                    50477              4065
Medtronic, Inc.                COM              585055106     2885    51150 SH       Sole                    47675              3475
Microsoft Corp.                COM              594918104     2966   100675 SH       Sole                    94410              6265
Norfolk Southern Corp.         COM              655844108      234     4500 SH       Sole                     4500
Paychex                        COM              704326107      915    22314 SH       Sole                    21329               985
Pepsico Inc.                   COM              713448108     5223    71299 SH       Sole                    65249              6050
Pharmaceutical HOLDRs Trust    COM              71712a206      466     5822 SH       Sole                     5522               300
Procter & Gamble               COM              742718109     4030    57296 SH       Sole                    52866              4430
Qualcomm                       COM              747525103     4512   106772 SH       Sole                    99227              7545
Resmed                         COM              761152107     2113    49290 SH       Sole                    44830              4460
Russell Large-Cap Growth - iSh COM              464287614     2456    39790 SH       Sole                    38050              1740
Russell Large-Cap Value - iSha COM              464287598     1116    12990 SH       Sole                    12830               160
Russell Mid-Cap Growth - iShar COM              464287481     6162    53077 SH       Sole                    49672              3405
Russell Mid-Cap Value - iShare COM              464287473     4444    29370 SH       Sole                    27345              2025
Russell Small-Cap Growth - iSh COM              464287648     4167    48945 SH       Sole                    45085              3860
Russell Small-Cap Value - iSha COM              464287630     3751    48753 SH       Sole                    45478              3275
S&P Depository Receipts ETF    COM              78462F103      206     1350 SH       Sole                     1250               100
S&P Global Basic Matls Sector  COM              464288695     3553    44715 SH       Sole                    41460              3255
S&P Global Energy Sector - iSh COM              464287341     7307    52932 SH       Sole                    49370              3562
S&P Global Financials Sector - COM              464287333      474     5270 SH       Sole                     5270
S&P Global Healthcare Sector - COM              464287325      775    12955 SH       Sole                    11675              1280
S&P Global Industrial Index -  COM              464288729     2159    32268 SH       Sole                    30488              1780
S&P Global Technology Index -  COM              464287291     5924    88130 SH       Sole                    82285              5845
S&P Global Telecom Sector - iS COM              464287275     7312    94000 SH       Sole                    88005              5995
S&P Global Utilities Index - i COM              464288711     2941    45121 SH       Sole                    40981              4140
S&P Mid-Cap Barra Value - iSha COM              464287705      250     2970 SH       Sole                     2970
Schlumberger Ltd               COM              806857108      213     2030 SH       Sole                     2030
Starbucks Inc.                 COM              855244109     2019    77080 SH       Sole                    70900              6180
State Street Corp.             COM              857477103     3920    57516 SH       Sole                    51756              5760
Stryker Corp                   COM              863667101     4149    60341 SH       Sole                    55341              5000
Suntrust Banks Inc.            COM              867914103      371     4901 SH       Sole                     4901
UPS                            COM              911312106     2712    36113 SH       Sole                    33503              2610
UnitedHealth Group             COM              91324P102     4063    83887 SH       Sole                    77892              5995
Verizon Communications         COM              92343V104     2523    56988 SH       Sole                    50938              6050
WalMart                        COM              931142103      643    14723 SH       Sole                    13458              1265
Water Resources Portfolio - Po COM              73935X575     2519   118005 SH       Sole                   107835             10170
Wells Fargo New                COM              949746101      296     8300 SH       Sole                     8300
Wrigley, Wm. Jr. Co.           COM              982526105     1273    19825 SH       Sole                    19005               820
Wyeth                          COM              983024100      216     4838 SH       Sole                     4838
proShares Ultra Short Real Est OAS              74347R552     4315    48420 SH       Sole                    46130              2290